FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - EUR (€) € in Thousands	Apr. 24, 2026	Dec. 31, 2025	Dec. 31, 2024
Setoff and Debt Assumption Agreements
Credit-risk rating
Financial liability agreed to be settled through issuance of equity	€ 30,800
Loans from shareholders | Setoff and Debt Assumption Agreements
Credit-risk rating
Financial liability agreed to be settled through issuance of equity	21,900
Loans from related parties | Setoff and Debt Assumption Agreements
Credit-risk rating
Financial liability agreed to be settled through issuance of equity	6,500
Loans from other third parties | Setoff and Debt Assumption Agreements
Credit-risk rating
Financial liability agreed to be settled through issuance of equity	€ 2,400
Liquidity Risk | Lease liabilities
Credit-risk rating
Carrying amount, financial liabilities		€ 10,688	€ 14,131
Liquidity Risk | Loans from banks
Credit-risk rating
Carrying amount, financial liabilities		2,423
Liquidity Risk | Loans from other third parties
Credit-risk rating
Carrying amount, financial liabilities		8,348	2,790
Liquidity Risk | Loans from shareholders
Credit-risk rating
Carrying amount, financial liabilities		26,261	30,877
Liquidity Risk | Loans from other related parties
Credit-risk rating
Carrying amount, financial liabilities		19,975	39,365
Liquidity Risk | Trade payables and other liabilities
Credit-risk rating
Carrying amount, financial liabilities		28,179	28,179
Liquidity Risk | 1 year | Lease liabilities
Credit-risk rating
Carrying amount, financial liabilities		1,902	2,108
Liquidity Risk | 1 year | Loans from banks
Credit-risk rating
Carrying amount, financial liabilities		1,232
Liquidity Risk | 1 year | Loans from other third parties
Credit-risk rating
Carrying amount, financial liabilities		3,114	727
Liquidity Risk | 1 year | Loans from shareholders
Credit-risk rating
Carrying amount, financial liabilities		4,611	9,216
Liquidity Risk | 1 year | Loans from other related parties
Credit-risk rating
Carrying amount, financial liabilities		8,634	24,971
Liquidity Risk | 1 year | Trade payables and other liabilities
Credit-risk rating
Carrying amount, financial liabilities		28,179	28,179
Liquidity Risk | > 1 2 years | Lease liabilities
Credit-risk rating
Carrying amount, financial liabilities		1,452	1,928
Liquidity Risk | > 1 2 years | Loans from banks
Credit-risk rating
Carrying amount, financial liabilities		1,191
Liquidity Risk | > 1 2 years | Loans from other third parties
Credit-risk rating
Carrying amount, financial liabilities		5,234	2,063
Liquidity Risk | > 1 2 years | Loans from shareholders
Credit-risk rating
Carrying amount, financial liabilities		21,651	21,661
Liquidity Risk | > 1 2 years | Loans from other related parties
Credit-risk rating
Carrying amount, financial liabilities		11,341	14,394
Liquidity Risk | > 2 5 years | Lease liabilities
Credit-risk rating
Carrying amount, financial liabilities		3,733	4,081
Liquidity Risk | > 5 years | Lease liabilities
Credit-risk rating
Carrying amount, financial liabilities		€ 3,600	€ 6,014